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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment: [ ]; Amendment Number: ____
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holding entries.

Institutional Manager Filing this Report:

Name:    White Elm Capital, LLC
Address: 537 Steamboat Road, Suite 300
         Greenwich, Connecticut 06830

13F File Number: 028-13294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Matthew Iorio
Title: Managing Member
Phone: 203-742-6000

Signature, Place and Date of Signing:


/s/ Matthew Iorio                    Greenwich, Connecticut      May 17, 2010
----------------------------------   ----------------------   ------------------
[Signature]                               [City, State]             [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         40
Form 13F Information Table Value Total:   $294,335
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number                 Name
---   --------------------   --------------------------------
 1    028-13295              White Elm Capital Partners, L.P.

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
                                                                                                                VOTING AUTHORITY
                                                  MARKET VALUE   SHARE /  SHARE PUT/   INVESTMENT    OTHER   ---------------------
NAME OF ISSUER          TITLE OF CLASS    CUSIP   (USD)(X1000) PRN AMOUNT /PRN  CALL   DISCRETION   MANAGERS    SOLE   SHARED NONE
---------------------- ---------------- --------- ------------ ---------- ----- ---- -------------- -------- --------- ------ ----
AMERICAN PUBLIC
   EDUCATION IN        COM              02913V103        5,219    112,001 SH         Shared-Defined        1   112,001
APPLE INC              COM              037833100       15,510     66,000 SH         Shared-Defined        1    66,000
ATWOOD OCEANICS INC    COM              050095108        9,977    288,100 SH         Shared-Defined        1   288,100
BANCO SANTANDER BRASIL
   S A                 ADS REP 1 UNIT   05967A107        5,355    430,800 SH         Shared-Defined        1   430,800
CNINSURE INC           SPONSORED ADR    18976M103       16,717    628,238 SH         Shared-Defined        1   628,238
COLLECTIVE BRANDS INC  COM              19421W100        8,561    376,488 SH         Shared-Defined        1   376,488
CROWN CASTLE INTL CORP COM              228227104       12,042    315,000 SH         Shared-Defined        1   315,000
CTRIP COM INTL LTD     AMERICAN DEP SHS 22943F100        6,688    170,600 SH         Shared-Defined        1   170,600
DEVRY INC DEL          COM              251893103        2,060     31,600 SH         Shared-Defined        1    31,600
DOLBY LABORATORIES INC COM              25659T107       13,336    227,300 SH         Shared-Defined        1   227,300
E TRADE FINANCIAL CORP COM              269246104        4,508  2,727,700 SH         Shared-Defined        1 2,727,700
EAST WEST BANCORP INC  COM              27579R104        3,129    179,600 SH         Shared-Defined        1   179,600
EASTMAN KODAK CO       COM              277461109        1,007    174,000 SH     PUT Shared-Defined        1   174,000
FIFTH THIRD BANCORP    COM              316773100       10,818    797,814 SH         Shared-Defined        1   797,814
GLOBAL CASH ACCESS
   HLDGS INC           COM              378967103       10,178  1,245,722 SH         Shared-Defined        1 1,245,722
GOOGLE INC             CL A             38259P508        4,877      8,600 SH         Shared-Defined        1     8,600
IBERIABANK CORP        COM              450828108        8,167    136,100 SH         Shared-Defined        1   136,100
JPMORGAN CHASE & CO    COM              46625H100        9,702    216,800 SH         Shared-Defined        1   216,800
KEYCORP NEW            COM              493267108        5,252    677,700 SH         Shared-Defined        1   677,700
LEAP WIRELESS INTL INC COM NEW          521863308        3,480    212,700 SH     PUT Shared-Defined        1   212,700
LIBERTY GLOBAL INC     COM SER A        530555101       12,655    434,000 SH         Shared-Defined        1   434,000
LONGTOP FINL
   TECHNOLOGIES LT     ADR              54318P108        7,711    239,400 SH         Shared-Defined        1   239,400
MARTIN MARIETTA MATLS
   INC                 COM              573284106        4,102     49,100 SH         Shared-Defined        1    49,100
MASTERCARD INC         CL A             57636Q104       10,262     40,400 SH         Shared-Defined        1    40,400
METROPCS
   COMMUNICATIONS INC  COM              591708102        1,986    280,500 SH     PUT Shared-Defined        1   280,500
ORBITZ WORLDWIDE INC   COM              68557K109          904    127,085 SH         Shared-Defined        1   127,085
PACWEST BANCORP DEL    COM              695263103        1,066     46,700 SH         Shared-Defined        1    46,700
PITNEY BOWES INC       COM              724479100        6,298    257,600 SH     PUT Shared-Defined        1   257,600
RESOLUTE ENERGY CORP   *W EXP 09/25/201 76116A116        1,240    500,000 SH         Shared-Defined        1   500,000
RESOLUTE ENERGY CORP   COM              76116A108        9,635    795,605 SH         Shared-Defined        1   795,605
SBA COMMUNICATIONS
   CORP                COM              78388J106       12,610    349,600 SH         Shared-Defined        1   349,600
SOLERA HOLDINGS INC    COM              83421A104        6,294    162,850 SH         Shared-Defined        1   162,850
TRANSDIGM GROUP INC    COM              893641100        9,759    184,000 SH         Shared-Defined        1   184,000
UMPQUA HLDGS CORP      COM              904214103       13,280  1,001,478 SH         Shared-Defined        1 1,001,478
VERISK ANALYTICS INC   CL A             92345Y106        6,046    214,404 SH         Shared-Defined        1   214,404
VERIZON COMMUNICATIONS
   INC                 COM              92343V104        4,337    139,800 SH     PUT Shared-Defined        1   139,800
VISA INC               COM CL A         92826C839        9,859    108,300 SH         Shared-Defined        1   108,300
VISTAPRINT N V         SHS              N93540107       13,028    227,100 SH         Shared-Defined        1   227,100
WEBMD HEALTH CORP      COM              94770V102        2,152     46,400 SH         Shared-Defined        1    46,400
WELLS FARGO & CO NEW   COM              949746101        4,528    145,500 SH         Shared-Defined        1   145,500